Summary of Significant Accounting Policies (Potential Common Shares) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options, Warrants and Convertible Debt shares excluded	2,111,772	1,279,582